Capital resources	12 Months Ended
Dec. 31, 2017
Capital resources
Capital resources

29 Capital resources

Under Capital Requirements Regulation (CRR), regulators within the European Union monitor capital on a legal entity basis, with local transitional arrangements on the phasing in of end-point CRR. The capital resources based on the relevant transitional basis for the significant legal entities within the Group are set out below.

	2017	2016
	NatWest	NatWest
	£m	£m
Shareholders’ equity (excluding non-controlling interests)	15,355	15,297

Regulatory adjustments and deductions

Defined benefit pension fund adjustment	(11)	(15)
Deferred tax assets	(537)	(599)
Prudential valuation adjustments	(1)	(1)
Qualifying deductions exceeding AT1 capital	(41)	(199)
Goodwill and other intangible assets	(490)	(477)
Expected losses less impairments	(511)	(534)
Instruments of financial sector entities where the institution has a significant investment	(456)	(3,019)
Significant investments in excess of secondary capital	—	(80)
Other regulatory adjustments	(7)	20

	(2,054)	(4,904)

CET1 capital	13,301	10,393

Additional Tier 1 (AT1) capital

Qualifying instruments and related share premium subject to phase out	140	175

Tier 1 capital

Instruments of financial sector entities where the institution has a significant investment	(181)	(374)
Qualifying deductions exceeding AT1 capital	41	199

	(140)	(175)

Tier 1 capital	13,301	10,393

Qualifying Tier 2 capital

Qualifying instruments and related share premium	4,412	4,735

Instruments of financial sector entities where the institution has a significant investment	(177)	(112)

	(177)	(112)

Tier 2 capital	4,235	4,623

Total regulatory capital	17,536	15,016

In the management of capital resources, the Group is governed by the RBS Group’s policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, the RBS Group has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are ‘weighted’ to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios, excluding capital buffers should be not less than 8% with a Common equity Tier 1 component of not less than 4%. The Group has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within the Group, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of the RBS Group to lend money to other members of the RBS Group may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.